INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

16.      INCOME TAXES

The Company is subject to U.S. federal tax rate of 21%. The Company’s subsidiaries in mainland China are subject to an income tax rate of 25%, the subsidiary in Hong Kong is subject to an income tax rate of 8.25%.

For financial reporting purposes, loss before income taxes and share of net loss in an equity investee, includes the following components:

(In thousands)	2025	2024	2023
United States	$(27,671)	$(32,980)	$144
Mainland China and Hong Kong	(18,200)	(5,089)	(26,436)
Total	$(45,871)	$(38,069)	$(26,292)

Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	December 31,
(In thousands)	2025	2024
Deferred income tax assets:
Net operating loss carryforwards	$54,610	$48,548
Research and development credit carryforwards	1,153	1,386
Intangible assets	5,434	6,204
Share-based compensation	2,370	2,269
Change in fair value of investments	877	326
Capitalized R&D amortization	1,148	2,296
Lease liability	763	939
Impairment loss of long-term investments	182	182
Write down of inventories	1,249	1,007
Accrued interest expense	210	13
Others	496	233
Valuation allowance for deferred income tax assets	(67,766)	(62,466)
	$726	$937

Deferred income tax liabilities:
Right of use asset	(637)	(873)
Others	(89)	(64)
	$(726)	$(937)

The Company has U.S. federal and state net operating loss (NOL) carryforwards of $183.6 million at December 31, 2025. Federal and certain state NOLs generated after 2018, have indefinite lives. Certain NOLs generated prior to 2020 begin to expire in years 2025 through 2039. The Company also has mainland China NOLs carryforward of $62.6 million at December 31, 2025 that begin to expire in years 2026 through 2030. The Company also has Hong Kong NOLs carryforward of $4.7 million at December 31, 2025 that have indefinite lives. The Company also has research and experimentation (“R&E”) tax credit carryforwards of $1.2 million as of December 31, 2025 that begin to expire in years 2026 through 2041. Unused R&E tax credit carryforwards expire after a period of 20 years.

Under the provisions of the US Internal Revenue Code, the NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code of 1986, respectively, as well as similar state tax provisions. This could limit the amount of tax attributes that the Company can utilize annually to offset future taxable income or tax liabilities. The amount of the annual limitation, if any, will be determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. For financial reporting purposes, a

100% valuation allowance has been recognized to reduce the net deferred tax assets to zero because it is more likely than not that the Company could not generate sufficient taxable income in the future to realize the benefit of deferred income tax assets.

A reconciliation of the provision for income taxes to the federal statutory rate is as follows. The reconciliation for 2025 is in accordance with the updated requirements of ASU No. 2023-09.

	For the Year Ended December 31,
	2025
(In thousands)	Amount	Percent
Tax benefit at statutory federal rate	$9,632	21%
Domestic federal:
Attribute expiration	(2,381)	(5.2%)
Tax shortfalls from share options	(118)	(0.3%)
Nondeductible expenses	(90)	(0.2%)
Changes in valuation allowance	(3,222)	(7.0%)
Domestic State and local income taxes net of federal effect:
Foreign tax effect:
Mainland China
Tax rate differential	667	1.5%
Attribute expiration	(1,059)	(2.3%)
Nondeductible expenses	(926)	(2.0%)
Research and development bonus deduction	100	0.2%
Others	(978)	(2.1%)
Change in valuation allowance	(1,307)	(2.8%)
Hong Kong		—
Tax rate differential	(193)	(0.4%)
Changes in valuation allowance	(125)	(0.3%)
	$—	—

(In thousands)	2024	2023
Tax benefit at statutory rate of 21%	$7,994	$5,521
Attribute expiration	(1,899)	(28,281)
Tax rate differential	(119)	841
Nondeductible expenses	(558)	(1,469)
Research and development bonus deduction	100	121
Tax shortfalls from share options	(4,129)	(830)
Others	247	314
Change in valuation allowance (1)	(1,636)	23,864
	$—	$81

Change in valuation allowance is as follows:

(In thousands)	2025	2024	2023
Balance at January 1	$62,466	$61,281	$85,505
Additions	8,094	3,535	4,417
Decrease from attribute expiration	(3,440)	(1,899)	(28,281)
Foreign currency translation adjustment	646	(451)	(360)
Balance at December 31	$67,766	$62,466	$61,281

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(In thousands)	2025	2024	2023
Unrecognized tax benefits balance at January 1	$558	$948	$997
Reductions for tax positions of prior periods	(78)	(390)	(49)
Unrecognized tax benefits balance at December 31	$480	$558	$948

The Company had $0.5 million of unrecognized tax benefits as of December 31, 2025 related to net R&E tax credit. For the year ended December 31, 2025, there was a net reduction of unrecognized tax benefits of $78,000 related to R&E tax credits. The Company has a full valuation allowance at December 31, 2025 and 2024 against the full amount of its net deferred tax assets and, therefore, there was no impact on the Company’s financial position. The Company does not expect significant changes to the unrecognized benefit. As of December 31, 2025, 2024, and 2023, the Company did not accrue any interest related to uncertain tax positions, as none of the relevant tax benefits has been realized. To date, there have been no interest or penalties charged to the Company related to income taxes.

The Company and each of its PRC subsidiaries file income tax returns in the United States and the PRC, respectively. Due to the existence of tax attribute carryforwards (which are currently offset by a full valuation allowance), all of the Company’s tax returns since 2005 are open to examination by the taxing authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. In the US, the Company is no longer subject to income tax examinations by authorities for years ended on or before December 31, 2021 except for certain states where the open periods are one year longer.